Employee Future Benefits - Summary of Benefit Obligations and Fair Value Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,188	$ 3,290
Plan with projected benefit obligation, fair value of plan assets	1,799	2,777
Accumulated benefit obligation	1,243	3,037
Plan with accumulated benefit obligation, fair value of plan assets	1,063	2,741
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	398	589
Plan with accumulated benefit obligation, fair value of plan assets	$ 36	$ 183